Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended				88 Months Ended	103 Months Ended		105 Months Ended	119 Months Ended	120 Months Ended
		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025 [7]	Oct. 31, 2025		Oct. 31, 2025 [3]	Oct. 31, 2025 [9]	Oct. 31, 2025
American Funds® Global Growth Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class A (with sales charge)
Average Annual Return, Percent	[1]	15.70%		10.41%									10.33%
American Funds® Global Growth Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class C (with sales charge)
Average Annual Return, Percent	[1]	20.82%		10.88%									10.31%
American Funds® Global Growth Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class T (with sales charge)
Average Annual Return, Percent	[1]	19.96%		11.43%					11.48%	[2]
American Funds® Global Growth Portfolio - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class F-1
Average Annual Return, Percent	[1]	22.72%		11.70%									10.96%
American Funds® Global Growth Portfolio - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class F-2
Average Annual Return, Percent	[1]	23.03%		12.00%									11.25%
American Funds® Global Growth Portfolio - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class F-3
Average Annual Return, Percent	[1]	23.16%		12.12%							12.14%
American Funds® Global Growth Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	18.42%		10.89%									10.54%
American Funds® Global Growth Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	20.74%		10.84%									10.50%
American Funds® Global Growth Portfolio - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-E
Average Annual Return, Percent	[1]	22.41%		11.43%									10.68%
American Funds® Global Growth Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	19.91%		11.38%					11.42%	[4]
American Funds® Global Growth Portfolio - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-F-1
Average Annual Return, Percent	[1]	22.97%		11.91%									11.18%
American Funds Global Growth Portfolio Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-F-2
Average Annual Return, Percent	[1]	23.03%		11.98%		11.98%	[5]
American Funds Global Growth Portfolio Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-F-3
Average Annual Return, Percent	[1]	23.11%		12.06%		12.05%	[6]
American Funds Global Growth Portfolio Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class ABLE-A (with sales charge)
Average Annual Return, Percent	[1]	18.57%		11.08%				10.00%
American Funds Global Growth Portfolio Class ABLE-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class ABLE-F-2
Average Annual Return, Percent	[1]	23.12%		12.06%		12.05%	[8]
American Funds® Global Growth Portfolio - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class R-1
Average Annual Return, Percent	[1]	21.89%		10.98%									10.21%
American Funds® Global Growth Portfolio - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class R-2
Average Annual Return, Percent	[1]	21.82%		10.90%									10.16%
American Funds® Global Growth Portfolio - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class R-2E
Average Annual Return, Percent	[1]	22.15%		11.22%									10.54%
American Funds® Global Growth Portfolio - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class R-3
Average Annual Return, Percent	[1]	22.41%		11.41%									10.65%
American Funds® Global Growth Portfolio - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class R-4
Average Annual Return, Percent	[1]	22.72%		11.74%									10.99%
American Funds® Global Growth Portfolio - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class R-5E
Average Annual Return, Percent	[1]	23.02%		11.96%								11.18%
American Funds® Global Growth Portfolio - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class R-5
Average Annual Return, Percent	[1]	23.06%		12.06%									11.31%
American Funds® Global Growth Portfolio - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class R-6
Average Annual Return, Percent	[1]	23.16%		12.12%									11.37%
American Funds® Growth Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class A (with sales charge)
Average Annual Return, Percent	[1]	15.83%		12.32%									11.58%
American Funds® Growth Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class C (with sales charge)
Average Annual Return, Percent	[1]	21.00%		12.80%									11.56%
American Funds® Growth Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class T (with sales charge)
Average Annual Return, Percent	[1]	20.16%		13.37%					12.70%	[2]
American Funds® Growth Portfolio - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class F-1
Average Annual Return, Percent	[1]	22.88%		13.63%									12.21%
American Funds® Growth Portfolio - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class F-2
Average Annual Return, Percent	[1]	23.23%		13.94%									12.51%
American Funds® Growth Portfolio - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class F-3
Average Annual Return, Percent	[1]	23.31%		14.05%							13.18%
American Funds® Growth Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	18.55%		12.82%									11.79%
American Funds® Growth Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	20.94%		12.75%									11.75%
American Funds® Growth Portfolio - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-E
Average Annual Return, Percent	[1]	22.59%		13.36%									11.93%
American Funds® Growth Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	20.12%		13.31%					12.64%	[4]
American Funds® Growth Portfolio - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-F-1
Average Annual Return, Percent	[1]	23.15%		13.86%									12.43%
American Funds® Growth Portfolio - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-F-2
Average Annual Return, Percent	[1]	23.18%		13.91%		13.90%	[5]
American Funds® Growth Portfolio - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-F-3
Average Annual Return, Percent	[1]	23.26%		13.98%		13.98%	[6]
American Funds® Growth Portfolio - Class ABLE- A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class ABLE-A (with sales charge)
Average Annual Return, Percent	[1]	18.72%		12.99%				11.26%
American Funds® Growth Portfolio Class ABLE-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class ABLE-F-2
Average Annual Return, Percent	[1]	23.31%		14.02%		14.01%	[8]
American Funds® Growth Portfolio - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class R-1
Average Annual Return, Percent	[1]	22.02%		12.81%									11.40%
American Funds® Growth Portfolio - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class R-2
Average Annual Return, Percent	[1]	22.02%		12.83%									11.41%
American Funds® Growth Portfolio - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class R-2E
Average Annual Return, Percent	[1]	22.32%		13.14%									11.73%
American Funds® Growth Portfolio - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class R-3
Average Annual Return, Percent	[1]	22.56%		13.33%									11.91%
American Funds® Growth Portfolio - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class R-4
Average Annual Return, Percent	[1]	22.92%		13.68%									12.24%
American Funds® Growth Portfolio - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class R-5E
Average Annual Return, Percent	[1]	23.19%		13.89%								12.46%
American Funds® Growth Portfolio - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class R-5
Average Annual Return, Percent	[1]	23.28%		14.00%									12.57%
American Funds® Growth Portfolio - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class R-6
Average Annual Return, Percent	[1]	23.33%		14.05%									12.62%
American Funds® Growth and Income Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class A (with sales charge)
Average Annual Return, Percent	[1]	11.06%		10.79%									9.42%
American Funds® Growth and Income Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class C (with sales charge)
Average Annual Return, Percent	[1]	15.92%		11.28%									9.42%
American Funds® Growth and Income Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class T (with sales charge)
Average Annual Return, Percent	[1]	15.17%		11.84%					10.37%	[2]
American Funds® Growth and Income Portfolio - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class F-1
Average Annual Return, Percent	[1]	17.76%		12.05%									10.03%
American Funds® Growth and Income Portfolio - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class F-2
Average Annual Return, Percent	[1]	18.07%		12.36%									10.31%
American Funds® Growth and Income Portfolio - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class F-3
Average Annual Return, Percent	[1]	18.22%		12.48%							10.85%
American Funds® Growth and Income Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	13.61%		11.26%									9.63%
American Funds® Growth and Income Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	15.87%		11.22%									9.60%
American Funds® Growth and Income Portfolio - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-E
Average Annual Return, Percent	[1]	17.50%		11.81%									9.77%
American Funds® Growth and Income Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	15.11%		11.78%					10.31%	[4]
American Funds® Growth and Income Portfolio - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-F-1
Average Annual Return, Percent	[1]	18.03%		12.28%									10.25%
American Funds® Growth and Income Portfolio - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-F-2
Average Annual Return, Percent	[1]	18.07%		12.35%		12.34%	[5]
American Funds® Growth and Income Portfolio - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-F-3
Average Annual Return, Percent	[1]	18.12%		12.41%		12.40%	[6]
American Funds® Growth and Income Portfolio Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class ABLE-A (with sales charge)
Average Annual Return, Percent	[1]	13.76%		11.42%				9.56%
American Funds® Growth and Income Portfolio - Class ABLE-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class ABLE-F-2
Average Annual Return, Percent	[1]	18.15%		12.44%		12.44%	[8]
American Funds® Growth and Income Portfolio - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class R-1
Average Annual Return, Percent	[1]	16.90%		11.26%									9.23%
American Funds® Growth and Income Portfolio - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class R-2
Average Annual Return, Percent	[1]	16.98%		11.28%									9.25%
American Funds® Growth and Income Portfolio - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class R-2E
Average Annual Return, Percent	[1]	17.21%		11.56%									9.55%
American Funds® Growth and Income Portfolio - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class R-3
Average Annual Return, Percent	[1]	17.43%		11.75%									9.72%
American Funds® Growth and Income Portfolio - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class R-4
Average Annual Return, Percent	[1]	17.79%		12.10%									10.05%
American Funds® Growth and Income Portfolio - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class R-5E
Average Annual Return, Percent	[1]	17.98%		12.31%								10.35%
American Funds Growth and Income Portfolio - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class R-5
Average Annual Return, Percent	[1]	18.14%		12.41%									10.37%
American Funds® Growth and Income Portfolio - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class R-6
Average Annual Return, Percent	[1]	18.18%		12.46%									10.43%
American Funds Moderate Growth and Income Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class A (with sales charge)
Average Annual Return, Percent	[1]	8.64%		8.58%									7.83%
American Funds Moderate Growth and Income Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class C (with sales charge)
Average Annual Return, Percent	[1]	13.43%		9.06%									7.84%
American Funds Moderate Growth and Income Portfolio -Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class T (with sales charge)
Average Annual Return, Percent	[1]	12.71%		9.62%					8.77%	[2]
American Funds Moderate Growth and Income Portfolio - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class F-1
Average Annual Return, Percent	[1]	15.23%		9.84%									8.43%
American Funds Moderate Growth and Income Portfolio - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class F-2
Average Annual Return, Percent	[1]	15.44%		10.11%									8.71%
American Funds Moderate Growth and Income Portfolio - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class F-3
Average Annual Return, Percent	[1]	15.63%		10.21%							9.22%
American Funds® Moderate Growth and Income Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	11.17%		9.06%									8.04%
American Funds® Moderate Growth and Income Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	13.37%		9.01%									8.02%
American Funds® Moderate Growth and Income Portfolio - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-E
Average Annual Return, Percent	[1]	14.95%		9.59%									8.18%
American Funds® Moderate Growth and Income Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	12.60%		9.56%					8.70%	[4]
American Funds® Moderate Growth and Income Portfolio - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-F-1
Average Annual Return, Percent	[1]	15.44%		10.04%									8.66%
American Funds® Moderate Growth and Income Portfolio - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-F-2
Average Annual Return, Percent	[1]	15.48%		10.10%		10.10%	[5]
American Funds® Moderate Growth and Income Portfolio - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-F-3
Average Annual Return, Percent	[1]	15.53%		10.15%		10.14%	[6]
American Funds® Moderate Growth and Income Portfolio - Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class ABLE-A (with sales charge)
Average Annual Return, Percent	[1]	11.32%		9.19%				8.04%
American Funds® Moderate Growth and Income Portfolio - Class ABLE-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class ABLE-F-2
Average Annual Return, Percent	[1]	15.58%		10.20%		10.19%	[8]
American Funds® Moderate Growth and Income Portfolio - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class R-1
Average Annual Return, Percent	[1]	14.40%		9.04%									7.65%
American Funds® Moderate Growth and Income Portfolio - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class R-2
Average Annual Return, Percent	[1]	14.36%		9.04%									7.65%
American Funds® Moderate Growth and Income Portfolio - R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class R-2E
Average Annual Return, Percent	[1]	14.69%		9.33%									7.96%
American Funds® Moderate Growth and Income Portfolio - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class R-3
Average Annual Return, Percent	[1]	14.85%		9.51%									8.13%
American Funds® Moderate Growth and Income Portfolio - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class R-4
Average Annual Return, Percent	[1]	15.20%		9.84%									8.45%
American Funds® Moderate Growth and Income Portfolio - R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class R-5E
Average Annual Return, Percent	[1]	15.40%		10.06%								8.68%
American Funds® Moderate Growth and Income Portfolio - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class R-5
Average Annual Return, Percent	[1]	15.59%		10.16%									8.77%
American Funds® Moderate Growth and Income Portfolio - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class R-6
Average Annual Return, Percent	[1]	15.60%		10.21%									8.82%
American Funds® Conservative Growth and Income Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class A (with sales charge)
Average Annual Return, Percent	[1]	5.40%		7.29%									6.32%
American Funds® Conservative Growth and Income Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class C (with sales charge)
Average Annual Return, Percent	[1]	10.06%		7.78%									6.32%
American Funds® Conservative Growth and Income Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class T (with sales charge)
Average Annual Return, Percent	[1]	9.34%		8.32%					6.80%	[2]
American Funds® Conservative Growth and Income Portfolio - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class F-1
Average Annual Return, Percent	[1]	11.83%		8.53%									6.91%
American Funds® Conservative Growth and Income Portfolio - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class F-2
Average Annual Return, Percent	[1]	12.09%		8.80%									7.18%
American Funds® Conservative Growth and Income Portfolio - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class F-3
Average Annual Return, Percent	[1]	12.22%		8.90%							7.25%
American Funds® Conservative Growth and Income Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	7.88%		7.77%									6.53%
American Funds® Conservative Growth and Income Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	10.06%		7.73%									6.50%
American Funds® Conservative Growth and Income Portfolio - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-E
Average Annual Return, Percent	[1]	11.58%		8.28%									6.66%
American Funds® Conservative Growth and Income Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	9.29%		8.26%					6.74%	[4]
American Funds® Conservative Growth and Income Portfolio - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-F-1
Average Annual Return, Percent	[1]	12.12%		8.74%									7.14%
American Funds® Conservative Growth and Income Portfolio - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-F-2
Average Annual Return, Percent	[1]	12.12%		8.80%		8.79%	[5]
American Funds® Conservative Growth and Income Portfolio - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-F-3
Average Annual Return, Percent	[1]	12.17%		8.84%		8.84%	[6]
American Funds® Conservative Growth and Income Portfolio - Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class ABLE-A (with sales charge)
Average Annual Return, Percent	[1]	8.07%		7.91%				6.49%
American Funds® Conservative Growth and Income Portfolio - Class ABLE-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class ABLE-F-2
Average Annual Return, Percent	[1]	12.20%		8.89%		8.88%	[8]
American Funds® Conservative Growth and Income Portfolio - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class R-1
Average Annual Return, Percent	[1]	11.07%		7.77%									6.14%
American Funds® Conservative Growth and Income Portfolio - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class R-2
Average Annual Return, Percent	[1]	11.04%		7.74%									6.14%
American Funds® Conservative Growth and Income Portfolio - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class R-2E
Average Annual Return, Percent	[1]	11.32%		8.05%									6.50%
American Funds® Conservative Growth and Income Portfolio - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class R-3
Average Annual Return, Percent	[1]	11.50%		8.22%									6.61%
American Funds® Conservative Growth and Income Portfolio - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class R-4
Average Annual Return, Percent	[1]	11.85%		8.54%									6.93%
American Funds® Conservative Growth and Income Portfolio - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class R-5E
Average Annual Return, Percent	[1]	12.07%		8.76%								7.24%
American Funds® Conservative Growth and Income Portfolio - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class R-5
Average Annual Return, Percent	[1]	12.13%		8.86%									7.24%
American Funds® Conservative Growth and Income Portfolio - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class R-6
Average Annual Return, Percent	[1]	12.26%		8.91%									7.30%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Aware Conservative Growth and Income Portfolio —Class A (with sales charge)
Average Annual Return, Percent	[1]	7.79%		7.84%									6.98%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Aware Conservative Growth and Income Portfolio —Class C (with sales charge)
Average Annual Return, Percent	[1]	10.20%		7.91%									6.77%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Aware Conservative Growth and Income Portfolio —Class T (with sales charge)
Average Annual Return, Percent	[1]	9.46%		8.47%					7.57%	[2]
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Aware Conservative Growth and Income Portfolio —Class F-1
Average Annual Return, Percent	[1]	11.91%		8.62%									7.36%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Aware Conservative Growth and Income Portfolio —Class F-2
Average Annual Return, Percent	[1]	12.17%		8.92%									7.63%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Aware Conservative Growth and Income Portfolio —Class F-3
Average Annual Return, Percent	[1]	12.30%		9.02%							8.00%
American Funds® Preservation Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class A (with sales charge)
Average Annual Return, Percent	[1]	2.75%		0.70%									1.51%
American Funds® Preservation Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class C (with sales charge)
Average Annual Return, Percent	[1]	3.63%		0.53%									1.21%
American Funds® Preservation Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class T (with sales charge)
Average Annual Return, Percent	[1]	3.17%		1.03%					1.94%	[2]
American Funds Preservation Portfolio - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class F-1
Average Annual Return, Percent	[1]	5.46%		1.23%									1.78%
American Funds® Preservation Portfolio - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class F-2
Average Annual Return, Percent	[1]	5.77%		1.50%									2.06%
American Funds® Preservation Portfolio - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class F-3
Average Annual Return, Percent	[1]	5.76%		1.59%							2.30%
American Funds® Preservation Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	2.88%		0.73%									1.53%
American Funds Preservation Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	3.71%		0.47%									1.40%
American Funds Preservation Portfolio - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-E
Average Annual Return, Percent	[1]	5.26%		1.02%									1.56%
American Funds® Preservation Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	3.10%		0.97%					1.87%	[4]
American Funds® Preservation Portfolio - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-F-1
Average Annual Return, Percent	[1]	5.55%		1.40%									1.99%
American Funds® Preservation Portfolio - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-F-2
Average Annual Return, Percent	[1]	5.76%		1.51%		1.51%	[5]
American Funds® Preservation Portfolio - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-F-3
Average Annual Return, Percent	[1]	5.80%		1.54%		1.54%	[6]
American Funds® Preservation Portfolio - Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class ABLE-A (with sales charge)
Average Annual Return, Percent	[1]	2.93%		0.85%				2.04%
American Funds® Preservation Portfolio - Class ABLE-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class ABLE-F-2
Average Annual Return, Percent	[1]	5.75%		1.62%		1.62%	[8]
American Funds® Preservation Portfolio - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class R-1
Average Annual Return, Percent	[1]	4.69%		0.53%									1.04%
American Funds® Preservation Portfolio - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class R-2
Average Annual Return, Percent	[1]	4.69%		0.51%									1.05%
American Funds® Preservation Portfolio - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class R-2E
Average Annual Return, Percent	[1]	4.90%		0.77%									1.34%
American Funds® Preservation Portfolio - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class R-3
Average Annual Return, Percent	[1]	5.10%		0.96%									1.50%
American Funds® Preservation Portfolio - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class R-4
Average Annual Return, Percent	[1]	5.52%		1.28%									1.82%
American Funds® Preservation Portfolio - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class R-5E
Average Annual Return, Percent	[1]	5.59%		1.44%								2.05%
American Funds® Preservation Portfolio - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class R-5
Average Annual Return, Percent	[1]	5.81%		1.56%									2.11%
American Funds® Preservation Portfolio - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class R-6
Average Annual Return, Percent	[1]	5.87%		1.61%									2.16%
American Funds® Tax-Exempt Preservation Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Preservation Portfolio — Class A (with sales charge)
Average Annual Return, Percent	[1]	1.64%		0.71%									1.38%
American Funds® Tax-Exempt Preservation Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Preservation Portfolio — Class C (with sales charge)
Average Annual Return, Percent	[1]	2.53%		0.54%									1.07%
American Funds® Tax-Exempt Preservation Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Preservation Portfolio — Class T (with sales charge)
Average Annual Return, Percent	[1]	1.95%		1.04%					1.75%	[2]
American Funds® Tax-Exempt Preservation Portfolio - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Preservation Portfolio — Class F-1
Average Annual Return, Percent	[1]	4.13%		1.19%									1.61%
American Funds® Tax-Exempt Preservation Portfolio - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Preservation Portfolio — Class F-2
Average Annual Return, Percent	[1]	4.53%		1.46%									1.88%
American Funds® Tax-Exempt Preservation Portfolio - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Preservation Portfolio — Class F-3
Average Annual Return, Percent	[1]	4.53%		1.56%							2.16%
Without Sales Load [Member] | American Funds® Global Growth Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class A (without sales charge)
Average Annual Return, Percent	[1]	22.74%		11.73%									10.98%
Without Sales Load [Member] | American Funds® Global Growth Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class C (without sales charge)
Average Annual Return, Percent	[1]	21.82%		10.88%									10.31%
Without Sales Load [Member] | American Funds® Global Growth Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class T (without sales charge)
Average Annual Return, Percent	[1]	23.03%		12.00%					11.81%	[2]
Without Sales Load [Member] | American Funds® Global Growth Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	22.69%		11.68%									10.94%
Without Sales Load [Member] | American Funds® Global Growth Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	21.74%		10.84%									10.50%
Without Sales Load [Member] | American Funds® Global Growth Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	22.98%		11.95%					11.76%	[4]
Without Sales Load [Member] | American Funds Global Growth Portfolio Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class ABLE-A (without sales charge)
Average Annual Return, Percent	[1]	22.86%		11.87%				10.54%
Without Sales Load [Member] | American Funds® Growth Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class A (without sales charge)
Average Annual Return, Percent	[1]	22.91%		13.66%									12.24%
Without Sales Load [Member] | American Funds® Growth Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class C (without sales charge)
Average Annual Return, Percent	[1]	22.00%		12.80%									11.56%
Without Sales Load [Member] | American Funds® Growth Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class T (without sales charge)
Average Annual Return, Percent	[1]	23.22%		13.94%					13.03%	[2]
Without Sales Load [Member] | American Funds® Growth Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	22.86%		13.62%									12.19%
Without Sales Load [Member] | American Funds® Growth Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	21.94%		12.75%									11.75%
Without Sales Load [Member] | American Funds® Growth Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	23.18%		13.88%					12.97%	[4]
Without Sales Load [Member] | American Funds® Growth Portfolio - Class ABLE- A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class ABLE-A (without sales charge)
Average Annual Return, Percent	[1]	23.05%		13.80%				11.80%
Without Sales Load [Member] | American Funds® Growth and Income Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class A (without sales charge)
Average Annual Return, Percent	[1]	17.81%		12.10%									10.07%
Without Sales Load [Member] | American Funds® Growth and Income Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class C (without sales charge)
Average Annual Return, Percent	[1]	16.92%		11.28%									9.42%
Without Sales Load [Member] | American Funds® Growth and Income Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class T (without sales charge)
Average Annual Return, Percent	[1]	18.11%		12.41%					10.71%	[2]
Without Sales Load [Member] | American Funds® Growth and Income Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	17.74%		12.06%									10.02%
Without Sales Load [Member] | American Funds® Growth and Income Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	16.87%		11.22%									9.60%
Without Sales Load [Member] | American Funds® Growth and Income Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	18.05%		12.34%					10.64%	[4]
Without Sales Load [Member] | American Funds® Growth and Income Portfolio Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class ABLE-A (without sales charge)
Average Annual Return, Percent	[1]	17.88%		12.22%				10.09%
Without Sales Load [Member] | American Funds Moderate Growth and Income Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class A (without sales charge)
Average Annual Return, Percent	[1]	15.24%		9.87%									8.47%
Without Sales Load [Member] | American Funds Moderate Growth and Income Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class C (without sales charge)
Average Annual Return, Percent	[1]	14.43%		9.06%									7.84%
Without Sales Load [Member] | American Funds Moderate Growth and Income Portfolio -Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class T (without sales charge)
Average Annual Return, Percent	[1]	15.59%		10.18%					9.09%	[2]
Without Sales Load [Member] | American Funds® Moderate Growth and Income Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	15.21%		9.84%									8.43%
Without Sales Load [Member] | American Funds® Moderate Growth and Income Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	14.37%		9.01%									8.02%
Without Sales Load [Member] | American Funds® Moderate Growth and Income Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	15.47%		10.12%					9.02%	[4]
Without Sales Load [Member] | American Funds® Moderate Growth and Income Portfolio - Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class ABLE-A (without sales charge)
Average Annual Return, Percent	[1]	15.36%		9.96%				8.56%
Without Sales Load [Member] | American Funds® Conservative Growth and Income Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class A (without sales charge)
Average Annual Return, Percent	[1]	11.80%		8.57%									6.95%
Without Sales Load [Member] | American Funds® Conservative Growth and Income Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class C (without sales charge)
Average Annual Return, Percent	[1]	11.06%		7.78%									6.32%
Without Sales Load [Member] | American Funds® Conservative Growth and Income Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class T (without sales charge)
Average Annual Return, Percent	[1]	12.17%		8.86%					7.12%	[2]
Without Sales Load [Member] | American Funds® Conservative Growth and Income Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	11.79%		8.53%									6.91%
Without Sales Load [Member] | American Funds® Conservative Growth and Income Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	11.06%		7.73%									6.50%
Without Sales Load [Member] | American Funds® Conservative Growth and Income Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	12.12%		8.80%					7.06%	[4]
Without Sales Load [Member] | American Funds® Conservative Growth and Income Portfolio - Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class ABLE-A (without sales charge)
Average Annual Return, Percent	[1]	11.99%		8.68%				7.00%
Without Sales Load [Member] | American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Aware Conservative Growth and Income Portfolio —Class A (without sales charge)
Average Annual Return, Percent	[1]	11.96%		8.67%									7.38%
Without Sales Load [Member] | American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Aware Conservative Growth and Income Portfolio —Class C (without sales charge)
Average Annual Return, Percent	[1]	11.20%		7.91%									6.77%
Without Sales Load [Member] | American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Aware Conservative Growth and Income Portfolio —Class T (without sales charge)
Average Annual Return, Percent	[1]	12.28%		9.01%					7.89%	[2]
Without Sales Load [Member] | American Funds® Preservation Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class A (without sales charge)
Average Annual Return, Percent	[1]	5.36%		1.22%									1.77%
Without Sales Load [Member] | American Funds® Preservation Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class C (without sales charge)
Average Annual Return, Percent	[1]	4.63%		0.53%									1.21%
Without Sales Load [Member] | American Funds® Preservation Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class T (without sales charge)
Average Annual Return, Percent	[1]	5.79%		1.55%					2.23%	[2]
Without Sales Load [Member] | American Funds® Preservation Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	5.50%		1.25%									1.78%
Without Sales Load [Member] | American Funds Preservation Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	4.71%		0.47%									1.40%
Without Sales Load [Member] | American Funds® Preservation Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	5.73%		1.49%					2.17%	[4]
Without Sales Load [Member] | American Funds® Preservation Portfolio - Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class ABLE-A (without sales charge)
Average Annual Return, Percent	[1]	5.55%		1.37%				2.39%
Without Sales Load [Member] | American Funds® Tax-Exempt Preservation Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Preservation Portfolio — Class A (without sales charge)
Average Annual Return, Percent	[1]	4.28%		1.22%									1.63%
Without Sales Load [Member] | American Funds® Tax-Exempt Preservation Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Preservation Portfolio — Class C (without sales charge)
Average Annual Return, Percent	[1]	3.53%		0.54%									1.07%
Without Sales Load [Member] | American Funds® Tax-Exempt Preservation Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Preservation Portfolio — Class T (without sales charge)
Average Annual Return, Percent	[1]	4.60%		1.56%					2.05%	[2]
MSCI ACWI (All Country World Index) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index)
Average Annual Return, Percent	[10]	22.64%		14.61%		14.60%	[5],[6],[8]	11.45%	11.84%	[2],[4]	11.96%	11.38%	11.31%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[11],[12]	21.45%	[10]	17.64%	[10]	17.63%	[5],[6],[8],[10]	14.86%	15.16%	[2],[4]	15.21%	14.64%	14.64%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[13]	6.16%		(0.24%)		(0.24%)	[5],[6],[8]	2.01%	1.86%	[2],[4]	1.93%	1.90%	1.90%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[13]	4.17%		1.16%					2.44%	[2]	2.56%		2.42%
MSCI ACWI (All Country World Index) Ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Ex USA
Average Annual Return, Percent	[11],[12]	24.93%	[10]	11.18%	[10]	11.18%	[5],[6],[8],[10]	7.44%	8.04%	[2],[4]	8.25%	7.80%	7.67%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	[12]	5.69%	[10]	(1.63%)	[10]	(1.63%)	[5],[6],[8]	0.59%	0.96%	[2],[4]	1.11%	1.25%	1.10%
Bloomberg U.S. Aggregate Index One [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[12]	6.16%		(0.24%)		(0.24%)	[5],[6],[8]	2.01%	1.86%	[2],[4]	1.93%	1.96%	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government/Credit A+ Index
Average Annual Return, Percent	[13]	5.47%		1.32%		1.32%	[5],[6],[8]	2.35%	2.03%	[2],[4]	2.03%	1.87%	1.87%
Bloomberg Municipal Bond 1-7 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 1-7 Year Blend Index
Average Annual Return, Percent	[13]	4.34%		1.32%					1.93%	[2]	2.01%		1.82%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Class ABLE-A shares were first offered on July 13, 2018.
[8]	Class ABLE-F-2 shares were first offered on October 30, 2020.
[9]	Class R-5E shares were first offered on November 20, 2015.
[10]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
[11]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
[12]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
[13]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.